Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In millions)	2011	2010	2009

Revenues
Analytical Technologies	$3,845.4	$3,238.2	$2,918.8
Specialty Diagnostics	2,469.9	2,149.0	2,150.4
Laboratory Products and Services	5,762.9	5,473.0	5,073.7
Eliminations	(519.4)	(467.1)	(401.9)

Consolidated revenues	11,558.8	10,393.1	9,741.0

Segment Income
Analytical Technologies (a)	720.0	550.1	456.9
Specialty Diagnostics (a)	598.4	487.9	457.7
Laboratory Products and Services (a)	810.9	781.2	708.7

Subtotal reportable segments (a)	2,129.3	1,819.2	1,623.3

Cost of revenues charges	(72.6)	(13.2)	(6.7)
Selling, general and administrative charges, net	(61.5)	(3.0)	(1.5)
Restructuring and other costs, net	(96.5)	(60.2)	(58.9)
Amortization of acquisition-related intangible assets	(647.9)	(554.7)	(579.9)

Consolidated operating income	1,250.8	1,188.1	976.3
Other expense, net (b)	(118.0)	(100.4)	(122.5)

Income from continuing operations before provision for income taxes	$1,132.8	$1,087.7	$853.8

Depreciation
Analytical Technologies	$61.0	$54.6	$54.2
Specialty Diagnostics	50.1	37.3	33.5
Laboratory Products and Services	100.6	93.1	91.7

Consolidated depreciation	$211.7	$185.0	$179.4

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2011	2010	2009

Total Assets
Analytical Technologies	$6,262.8	$4,266.4	$3,731.5
Specialty Diagnostics	8,319.6	4,575.9	4,827.3
Laboratory Products and Services	10,713.9	10,768.1	10,797.1
Corporate/Other (c)	1,537.4	1,739.0	2,269.1

Consolidated total assets	$26,833.7	$21,349.4	$21,625.0

Capital Expenditures
Analytical Technologies	$71.3	$45.6	$36.6
Specialty Diagnostics	63.2	51.0	47.2
Laboratory Products and Services	113.9	123.4	81.7
Corporate/Other	12.5	25.4	32.0

Consolidated capital expenditures	$260.9	$245.4	$197.5

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
(In millions)	2011	2010	2009

Revenues
Analytical Technologies	$3,845.4	$3,238.2	$2,918.8
Specialty Diagnostics	2,469.9	2,149.0	2,150.4
Laboratory Products and Services	5,762.9	5,473.0	5,073.7
Eliminations	(519.4)	(467.1)	(401.9)

Consolidated revenues	11,558.8	10,393.1	9,741.0

Segment Income
Analytical Technologies (a)	720.0	550.1	456.9
Specialty Diagnostics (a)	598.4	487.9	457.7
Laboratory Products and Services (a)	810.9	781.2	708.7

Subtotal reportable segments (a)	2,129.3	1,819.2	1,623.3

Cost of revenues charges	(72.6)	(13.2)	(6.7)
Selling, general and administrative charges, net	(61.5)	(3.0)	(1.5)
Restructuring and other costs, net	(96.5)	(60.2)	(58.9)
Amortization of acquisition-related intangible assets	(647.9)	(554.7)	(579.9)

Consolidated operating income	1,250.8	1,188.1	976.3
Other expense, net (b)	(118.0)	(100.4)	(122.5)

Income from continuing operations before provision for income taxes	$1,132.8	$1,087.7	$853.8

Depreciation
Analytical Technologies	$61.0	$54.6	$54.2
Specialty Diagnostics	50.1	37.3	33.5
Laboratory Products and Services	100.6	93.1	91.7

Consolidated depreciation	$211.7	$185.0	$179.4

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

(In millions)	2011	2010	2009

Revenues (d)
United States	$6,023.9	$5,806.8	$5,528.5
Germany	698.3	592.9	541.3
China	559.6	405.3	352.7
United Kingdom	472.3	409.6	418.6
Other	3,804.7	3,178.5	2,899.9

	$11,558.8	$10,393.1	$9,741.0

Long-lived Assets (e)
United States	$797.9	$708.5	$673.6
Germany	158.6	121.7	127.9
United Kingdom	209.2	170.4	158.2
Other	445.6	319.3	292.8

	$1,611.3	$1,319.9	$1,252.5

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.